STOCK OPTIONS AND WARRANTS (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LIQUIDITY
Warrants Outstanding, Beginning balance	3,653,443	470,939	76
Warrants Outstanding, Issued	6,008,237	2,223,438
Warrants Outstanding, Assumed in recapitalization			900,000
Warrants Outstanding, Cancelled in recapitalization			(76)
Warrants Outstanding, Exchanged pursuant to recapitalization			(900,000)
Warrants Outstanding, Issued post-recapitalization			188,376
Warrants Outstanding, Cancelled pursuant to modification	(2,457,213)	(479,533)
Warrants Outstanding, Reissued pursuant to modification		1,438,599
Warrants Outstanding, Converted to common stock	(522,108)
Warrants Outstanding, Exercised	0	0
Warrants Outstanding, Expired or cancelled	0	0
Warrants Outstanding, Ending balance	6,682,359	3,653,443	188,376
Weighted Average Price Per Share, Beginning balance	$ 1.84	$ 4.80	$ 2,636.00
Weighted Average Price Per Share, Assumed in recapitalization			2
Weighted Average Price Per Share, Cancelled in recapitalization			2,636.00
Weighted Average Price Per Share, Exchanged pursuant to recapitalization			2
Weighted Average Price Per Share Issued post-recapitalization			12
Weighted Average Price Per Share, Converted to common stock	2.60
Weighted Average Price Per Share, Issued	4.18	2.01
Weighted Average Price Per Share, Cancelled pursuant to modification	2.03	4.80
Weighted Average Price Per Share, Reissued pursuant to modification		1.60
Weighted Average Price Per Share, Exercised	0	0
Weighted Average Price Per Share, Expired or cancelled	0	0
Weighted Average Price Per Share, Ending balance	$ 3.92	$ 1.84	$ 12